Earnings Per Share Attributable To Ordinary Equity Holders of The Parent (Tables)	12 Months Ended
Dec. 31, 2021
Earnings/(loss) Per Share Attributable To Ordinary Equity Holders of The Parent
Summary of Basic and diluted earnings per share
Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	For the year ended December 31,
	2019	2020	2021
Basic earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class A	69,906,757	249,206,548	299,742,816

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class B	868,366,128	810,766,722	796,709,268

Denominator:
Weighted average number of Class A ordinary shares outstanding—basic	16,112,737	57,474,495	62,327,851

Weighted average number of Class B ordinary shares outstanding—basic	200,148,822	186,987,093	165,665,944

Basic earnings per share (HK$) Class A	4.34	4.34	4.81

Basic earnings per share (HK$) Class B	4.34	4.34	4.81

Diluted earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class A	69,906,757	248,629,790	299,742,816

Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share calculation (HK$)-diluted Class B	868,366,128	810,766,722	796,709,268

Denominator:
Weighted average number of Class A ordinary shares outstanding—diluted	16,117,254	58,966,142	62,327,851

Weighted average number of Class B ordinary shares outstanding—diluted	200,204,936	186,987,093	165,665,944

Diluted earnings per share (HK$) Class A	4.34	4.22	4.81

Diluted earnings per share (HK$) Class B	4.34	4.34	4.81

Summary of weighted average shares

	Number of shares
	For the year ended December 31,
	2019	2020	2021
Shares:
Weighted average number of Class A ordinary shares in issue during the year used in the basic earnings per share calculation	16,112,737	57,474,495	62,327,851
Effect of dilution – weighted average number of ordinary shares:
Warrants	864	—	—
Convertible bond	3,653	1,491,647	—

	16,117,254	58,966,142	62,327,851

Weighted average number of Class B ordinary shares in issue during the year used in the basic earnings per share calculation	200,148,822	186,987,093	165,665,944
Effect of dilution – weighted average number of ordinary shares:
Warrants	10,728	—	—
Convertible bond	45,386	—	—

	200,204,936	186,987,093	165,665,944